[SHIP LOGO VANGUARD®]

March 24, 2010

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Vanguard Convertible Securities Fund (the ”Trust“)
       File No. 33-4424

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497 (j) under the Securities Act of 1933 is certification that the Prospectuses and Statement of Additional Information with respect to the above referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,

Michael J. Drayo

Associate Counsel
The Vanguard Group, Inc.